Government Money Market Portfolio Investment Objectives and Goals - Government Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Government Money Market Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.